Per Share Amounts - Common Share Dividends (Details) - Common shares - CAD ($) $ / shares in Units, $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Earnings per share [line items]
Dividends paid (in CAD per share)	$ 0.385	$ 0.245
Dividends paid on common shares	$ 729	$ 481
Variable dividends declared ( in CAD per share)	$ 0	$ 0
Variable dividends paid on common shares	$ 0	$ 0
Total common share dividends paid (in CAD per share)	$ 0.385	$ 0.245
Total dividends paid on common shares	$ 729	$ 481